Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Option Activity

	Number of Options	Weighted Average Exercise Price	Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB
Outstanding, as of January 1, 2021	7,936,403	3.81	3.62
Forfeited	(119,540)	3.30
Outstanding, as of December 31, 2021	7,816,863	3.73	2.62	—
Exercisable as of December 31, 2021	7,816,863	3.73	2.62	—

Summary of Restricted Share Activity

	Number of Shares	Weighted Average Grant-date Fair Value
		RMB
Unvested, as of January 1, 2021	633,744	5.03
Granted	1,008,552	2.01
Forfeited	(443,400)	3.80
Vested	(300,000)	4.66
Unvested, as of December 31, 2021	898,896	2.28